FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Net Investment - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
The Group
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Net Investment [Line Items]
Net investment in finance leases	£ 1,047	£ 1,536
The Group | Not later than 1 year
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Net Investment [Line Items]
Net investment in finance leases	237	404
The Group | Later than 1 year and not later than 2 years
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Net Investment [Line Items]
Net investment in finance leases	135	322
The Group | Later than 2 years and not later than 3 years
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Net Investment [Line Items]
Net investment in finance leases	104	126
The Group | Later than 3 years and not later than 4 years
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Net Investment [Line Items]
Net investment in finance leases	159	98
The Group | Later than 4 years and not later than 5 years
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Net Investment [Line Items]
Net investment in finance leases	86	166
The Group | Over 5 years
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Net Investment [Line Items]
Net investment in finance leases	326	420
The Bank
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Net Investment [Line Items]
Net investment in finance leases	30	93
The Bank | Not later than 1 year
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Net Investment [Line Items]
Net investment in finance leases	17	70
The Bank | Later than 1 year and not later than 2 years
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Net Investment [Line Items]
Net investment in finance leases	2	6
The Bank | Later than 2 years and not later than 3 years
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Net Investment [Line Items]
Net investment in finance leases	2	6
The Bank | Later than 3 years and not later than 4 years
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Net Investment [Line Items]
Net investment in finance leases	7	6
The Bank | Later than 4 years and not later than 5 years
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Net Investment [Line Items]
Net investment in finance leases	2	5
The Bank | Over 5 years
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Net Investment [Line Items]
Net investment in finance leases	£ 0	£ 0